AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 97.3%
Communication Services - 2.1%
GCI Liberty, Inc. Escrow Share*,1,2	79,662	$0
TripAdvisor, Inc.*	211,918	3,736,114
Yelp, Inc.*	77,534	2,824,564

Total Communication Services		6,560,678
Consumer Discretionary - 13.2%
Advance Auto Parts, Inc.[3]	26,814	1,698,131
LGI Homes, Inc.*	34,003	3,912,725
Lithia Motors, Inc.	26,792	7,403,433
LKQ Corp.	227,762	9,452,123
Murphy USA, Inc.	20,999	10,602,815
Papa John's International, Inc.	64,682	2,860,885
Polaris, Inc.[3]	42,546	3,543,231
Vail Resorts, Inc.	13,317	2,423,827

Total Consumer Discretionary		41,897,170
Consumer Staples - 9.0%
BJ's Wholesale Club Holdings, Inc.*	142,233	12,510,815
The Duckhorn Portfolio, Inc.*,3	201,944	1,466,113
Ingles Markets, Inc., Class A	49,976	4,050,555
Molson Coors Beverage Co., Class B	117,357	6,202,317
Nomad Foods, Ltd. (United Kingdom)	213,882	4,087,285

Total Consumer Staples		28,317,085
Energy - 6.1%
Delek US Holdings, Inc.	152,023	3,615,107
HF Sinclair Corp.	61,111	3,145,383
Ovintiv, Inc.	27,318	1,268,648
Permian Resources Corp.	422,615	6,482,914
SM Energy Co.	81,811	3,779,668
World Kinect Corp.	41,002	1,145,186

Total Energy		19,436,906
Financials - 17.3%
Axis Capital Holdings, Ltd. (Bermuda)	90,635	6,865,601
Cannae Holdings, Inc.	291,506	5,862,186
CNA Financial Corp.[3]	73,537	3,615,079
EVERTEC, Inc. (Puerto Rico)	99,024	3,413,357
Genworth Financial, Inc., Class A*	937,834	6,349,136
NMI Holdings, Inc., Class A*	32,471	1,277,734
P10, Inc., Class A3	389,948	3,887,782
Radian Group, Inc.	100,538	3,729,960
WEX, Inc.*	43,823	8,039,329
White Mountains Insurance Group, Ltd.	6,515	11,635,790

Total Financials		54,675,954
	Shares	Value
Health Care - 3.8%
Bausch + Lomb Corp. (Canada)*	186,170	$3,205,847
Embecta Corp.	172,226	2,698,782
Enovis Corp.*	34,848	1,660,159
Envista Holdings Corp.*	117,519	2,006,049
Patterson Cos., Inc.	101,616	2,565,804

Total Health Care		12,136,641
Industrials - 26.5%
Air Transport Services Group, Inc.*	404,675	6,531,454
Alight, Inc., Class A*,3	509,406	3,856,203
Argan, Inc.	44,065	3,478,050
Armstrong World Industries, Inc.	31,316	4,114,922
Atkore, Inc.[3]	60,003	8,100,405
Brady Corp., Class A	27,403	1,962,329
Clarivate PLC (United Kingdom)*,3	497,669	3,354,289
CNH Industrial N.V. (United Kingdom)	78,904	840,328
CoreCivic, Inc.*	492,853	6,870,371
Dun & Bradstreet Holdings, Inc.[3]	346,304	3,767,788
GXO Logistics, Inc.*	92,200	5,161,356
McGrath RentCorp[3]	37,065	4,070,849
MDU Resources Group, Inc.	93,056	2,506,929
MSC Industrial Direct Co., Inc., Class A	15,520	1,380,504
OPENLANE, Inc.*	271,897	4,861,518
UniFirst Corp.	49,357	9,601,911
Viad Corp.*	122,072	4,058,894
WESCO International, Inc.	27,702	4,846,465
WillScot Holdings Corp.*	107,929	4,425,089

Total Industrials		83,789,654
Information Technology - 7.7%
ACI Worldwide, Inc.*	92,278	3,989,178
Arrow Electronics, Inc.*	8,898	1,100,594
ePlus, Inc.*	41,890	3,850,529
Ituran Location and Control, Ltd. (Israel)	26,666	705,849
NCR Voyix, Corp.*	183,599	2,708,085
TD SYNNEX Corp.	69,362	8,265,869
Vontier Corp.	98,633	3,869,373

Total Information Technology		24,489,477
Materials - 3.5%
Summit Materials, Inc., Class A*	164,332	6,865,791
TriMas Corp.	58,742	1,443,878
Warrior Met Coal, Inc.	40,618	2,807,110

Total Materials		11,116,779

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 0.4%
Newmark Group, Inc., Class A	98,306	$1,276,012
Utilities - 7.7%
Northwestern Energy Group, Inc.	99,297	5,339,200
PNM Resources, Inc.	118,015	4,907,064
Southwest Gas Holdings, Inc.	69,529	5,156,270
Talen Energy Corp.*	43,669	5,443,341
Vistra Corp.	42,726	3,384,754

Total Utilities		24,230,629

Total Common Stocks (Cost $249,748,521)		307,926,985

	Principal Amount
Short-Term Investments - 4.3%
Joint Repurchase Agreements - 1.3%[4]
Bethesda Securities LLC, dated 07/31/24, due 08/01/24, 5.460% total to be received $1,051,910 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.881%, 10/01/27 - 01/01/57, totaling $1,072,785)	$1,051,750	1,051,750
Cantor Fitzgerald Securities, Inc., dated 07/31/24, due 08/01/24, 5.410% total to be received $1,051,908 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.000%, 02/01/28 - 02/01/57, totaling $1,072,785)	1,051,750	1,051,750
CF Secured, LLC., dated 07/31/24, due 08/01/24, 5.410% total to be received $1,003,820 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.500%, 04/01/30 - 11/01/53, totaling $1,023,742)	1,003,669	1,003,669
	Principal Amount	Value

Daiwa Capital Markets America, dated 07/31/24, due 08/01/24, 5.360% total to be received $79,965 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 08/21/24 - 08/01/54, totaling $81,552)	$79,953	$79,953
RBC Dominion Securities, Inc., dated 07/31/24, due 08/01/24, 5.340% total to be received $1,062,531 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 12/01/26 - 04/20/54, totaling $1,083,620)	1,062,373	1,062,373

Total Joint Repurchase Agreements		4,249,495
Repurchase Agreements - 3.0%
Fixed Income Clearing Corp., dated 07/31/24, due 08/01/24, 5.150% total to be received $9,448,351 (collateralized by a U.S. Treasury Note, 1.875%, 02/15/32, totaling $9,636,012)	9,447,000	9,447,000

Total Short-Term Investments (Cost $13,696,495)		13,696,495
Total Investments - 101.6% (Cost $263,445,016)		321,623,480
Other Assets, less Liabilities - (1.6)%		(5,035,845)
Net Assets - 100.0%		$316,587,635

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At July 31, 2024, the cost and market value of the escrow shares is $0, which represents 0% of net assets.
[3]	Some of these securities, amounting to $21,303,096 or 6.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$83,789,654	—	—	$83,789,654
Financials	54,675,954	—	—	54,675,954
Consumer Discretionary	41,897,170	—	—	41,897,170
Consumer Staples	28,317,085	—	—	28,317,085
Information Technology	24,489,477	—	—	24,489,477
Utilities	24,230,629	—	—	24,230,629
Energy	19,436,906	—	—	19,436,906
Health Care	12,136,641	—	—	12,136,641
Materials	11,116,779	—	—	11,116,779
Communication Services	6,560,678	—	$0	6,560,678
Real Estate	1,276,012	—	—	1,276,012
Short-Term Investments
Joint Repurchase Agreements	—	$4,249,495	—	4,249,495
Repurchase Agreements	—	9,447,000	—	9,447,000
Total Investments in Securities	$307,926,985	$13,696,495	$0	$321,623,480

At July 31, 2024, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.
For the period ended July 31, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$21,303,096	$4,249,495	$17,872,476	$22,121,971
The following table summarizes the securities received as collateral for securities lending at July 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.526%	08/15/24-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.